COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0%
	Australia - 4.1%
726	Lifestyle Communities Ltd.	$ 8,140
1,820	Steadfast Group Ltd.	6,626
3,251	Ventia Services Group Pty Ltd.	5,717
		20,483
	Belgium - 2.5%
253	Azelis Group N.V.	5,613
91	Montea N.V.	7,309
		12,922
	Canada - 12.1%
186	Brookfield Infrastructure Corporation	7,228
140	Canadian Apartment Properties REIT	5,021
454	Freehold Royalties Ltd.	4,831
763	InterRent Real Estate Investment Trust	6,944
168	Stella-Jones, Inc.	8,154
330	TMX Group Ltd.	7,301
87	Toromont Industries Ltd.	7,135
125	Tourmaline Oil Corporation	6,409
983	Whitecap Resources, Inc.	8,038
		61,061
	Cayman Islands - 1.1%
7,742	Fu Shou Yuan International Group Ltd.(a)	5,759

	Denmark - 1.3%
135	Sydbank A/S(a)	6,341

	France - 2.4%
83	ARGAN S.A.	6,695
19	Virbac S.A.	5,664
		12,359
	Germany - 5.8%
283	AIXTRON S.E.	10,749
324	Hensoldt A.G.	10,507
116	Scout24 A.G.	7,995
		29,251

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Greece - 2.0%
609	OPAP S.A.	$ 10,289

	Israel - 0.7%
2,539	Bezeq The Israeli Telecommunication Corp Ltd.(a)	3,437

	Italy - 5.8%
120	Interpump Group SpA	6,070
3,983	Iren SpA	8,221
173	Recordati Industria Chimica e Farmaceutica SpA	8,677
201	Stevanato Group SpA	6,440
		29,408
	Japan - 30.0%
284	Asics Corporation	10,338
220	BayCurrent Consulting, Inc.	7,563
1,236	Chiba Bank Ltd. (The)	8,828
56	Cosmos Pharmaceutical Corporation	6,586
209	Fujimi, Inc.	4,830
273	FULLCAST Holdings Company Ltd.	3,892
96	Goldwin, Inc.	6,874
117	Hamamatsu Photonics KK	5,415
246	Information Services International-Dentsu Ltd.	9,841
384	Internet Initiative Japan, Inc.	6,676
322	JCU Corporation	7,458
44	Maruwa Company Ltd.	8,187
1,542	Mitsubishi UFJ Lease & Finance Company Ltd.	10,021
278	Nakanishi, Inc.	6,998
389	Nippon Gas Company Ltd.	6,056
124	Nissan Chemical Corporation	5,312
311	Rohto Pharmaceutical Company Ltd.	8,093
245	Strike Company Ltd.	5,374
180	Taiyo Yuden Company Ltd.	5,005
269	Takeuchi Manufacturing Company Ltd.(a)	8,544
858	Zeon Corporation	9,449
		151,340

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Netherlands - 1.3%
89	Euronext N.V.(a)	$ 6,429

	Norway - 1.0%
123	Kongsberg Gruppen ASA	5,103

	Spain - 1.4%
108	Viscofan S.A.	7,023

	Sweden - 2.6%
465	Hufvudstaden A.B.(a)	5,369
373	Sagax A.B.	7,758
		13,127
	Switzerland - 1.7%
319	SIG Combibloc Group A.G.	8,391

	United Kingdom - 17.0%
1,725	Advanced Medical Solutions Group plc	5,558
1,286	Bytes Technology Group plc	7,900
2,045	Chemring Group plc	7,512
7,037	Coats Group plc	6,831
190	Diploma plc	7,523
310	Halma PLC	8,403
1,103	Pets at Home Group PLC	5,264
439	RS GROUP plc	4,218
1,559	RWS Holdings plc	4,756
960	Treatt plc	6,687
711	UNITE Group plc (The)	8,456
366	WH Smith plc	6,787
540	YouGov plc	5,949
		85,844
	United States - 5.2%
156	Air Lease Corporation	6,359
103	Inter Parfums, Inc.	14,392

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	United States - 5.2% (Continued)
34	Universal Display Corporation	$ 5,527
		26,278

	TOTAL COMMON STOCKS (Cost $484,317)	494,845

Shares		Fair Value
	EXCHANGE-TRADED FUND — 2.8%
	United States - 2.8%
235	iShares MSCI EAFE Small-Cap ETF, EQUITY	13,907

	TOTAL EXCHANGE-TRADED FUND (Cost $13,623)	13,907

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
9,137	Northern Institutional Treasury Portfolio, , 5.19% (Cost $9,137) (b)	9,137

	TOTAL INVESTMENTS - 102.6% (Cost $507,077)	$ 517,889
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%	(12,919)
	NET ASSETS - 100.0%	$ 504,970

A/S	- Anonim Sirketi
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2023.